INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of loss before benefit from income taxes	The components of Loss before benefit from income taxes for 2021, 2020 and 2019 consist of:

(in millions)	2021	2020	2019
Domestic	$(323)	$(410)	$(2,396)
Foreign	(701)	(524)	559
	$(1,024)	$(934)	$(1,837)

Components of benefit from income taxes
The components of Benefit from income taxes for 2021, 2020 and 2019 consist of:

(in millions)	2021	2020	2019
Current:
Domestic	$(23)	$(8)	$(12)
Foreign	74	(216)	(116)
	51	(224)	(128)
Deferred:
Domestic	20	9	(5)
Foreign	16	590	187
	36	599	182
	$87	$375	$54

Reconciliation of benefit from income taxes from the expected amount calculated by applying the Canadian statutory rate to loss before benefit of income taxes
The Benefit from income taxes differs from the expected amount calculated by applying the Company’s Canadian statutory rate of 26.9% to Loss before benefit from income taxes for 2021, 2020 and 2019 as follows:

(in millions)	2021	2020	2019
Loss before benefit from income taxes	$(1,024)	$(934)	$(1,837)
Benefit from income taxes
Expected benefit from income taxes at Canadian statutory rate	$275	$251	$494
Non-deductible amount of share-based compensation	(9)	(9)	(7)
Adjustments to tax attributes	(59)	26	(99)
Change in valuation allowance related to foreign tax credits and NOLs	28	62	21
Change in valuation allowance on Canadian deferred tax assets and tax rate changes	40	687	(142)
Change in uncertain tax positions	112	(163)	(350)
Foreign tax rate differences	(198)	(128)	186
Non-deductible portion of Goodwill impairments	(99)	—	—
Tax benefit on intra-entity transfers	—	(338)	—
Other	(3)	(13)	(49)
	$87	$375	$54

Schedule of tax effect of major items recorded as deferred tax assets and liabilities and valuation allowance
Deferred tax assets and liabilities as of December 31, 2021 and 2020 consist of:

(in millions)	2021	2020
Deferred tax assets:
Tax loss carryforwards	$2,973	$2,924
Provisions	991	1,004
Research and development tax credits	173	172
Scientific Research and Experimental Development pool	52	55
Tax credit carryforwards	14	20
Deferred revenue	3	9
Prepaid expenses	26	27
Share-based compensation	17	16
Other	38	24
Total deferred tax assets	4,287	4,251
Less valuation allowance	(2,222)	(2,252)
Deferred tax assets net of valuation allowance	2,065	1,999
Deferred tax liabilities:
Intangible assets	188	228
Plant, equipment and technology	44	89
Outside basis differences	110	71
Unrealized FX on U.S. dollar debt and other financing cost	—	2
Total deferred tax liabilities	342	390
Net deferred tax asset	$1,723	$1,609
The following table presents a reconciliation of the deferred tax asset valuation allowance for 2021, 2020 and 2019:

(in millions)	2021	2020	2019
Balance, beginning of year	$2,252	$2,831	$2,913
Charged to Benefit from income taxes	(63)	(773)	13
Charged to other accounts	33	194	(95)
Balance, end of year	$2,222	$2,252	$2,831

Summary of open tax years by jurisdiction

Jurisdiction:	Open Years
United States - Federal	2015 - 2020
Canada	2012 - 2020
Germany	2014 - 2020
France	2013 - 2020
China	2016 - 2020
Ireland	2016 - 2020
Netherlands	2017 - 2020
Australia	2011 - 2020
Luxembourg	2017 - 2020

Reconciliation of the beginning and ending amounts of unrecognized tax benefits
The following table presents a reconciliation of the unrecognized tax benefits for 2021, 2020 and 2019:

(in millions)	2021	2020	2019
Balance, beginning of year	$1,025	$1,002	$654
Additions based on tax positions related to the current year	79	66	361
Additions for tax positions of prior years	121	171	63
Reductions for tax positions of prior years	(129)	(209)	(58)
Lapse of statute of limitations	(169)	(5)	(18)
Balance, end of year	$927	$1,025	$1,002